SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Accounts receivable	$ 11,590,670	$ 12,002,454	$ 16,120,327
Allowance for doubtful accounts		(75,619)	(70,874)
Accounts receivable, net	$ 11,590,670	$ 11,926,835	$ 16,049,453